Non-Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Other Current Assets
Non-Financial Assets [Line Items]
Advance payment		₩ 169,737	₩ 147,784
Prepaid Expense		216,073	308,017
Miscellaneous Non-Financial Assets
Greenhouse gas emissions rights		357,355	437,562
Other quick assets	[1]	276,993	313,014
Miscellaneous Non-Financial Assets		634,348	750,576
Non-Financial Assets		1,020,158	1,206,377
Other Noncurrent Assets
Non-Financial Assets [Line Items]
Advance payment		32,693	2,694
Prepaid Expense		140,730	84,421
Miscellaneous Non-Financial Assets
Greenhouse gas emissions rights		0	0
Other quick assets	[1]	72,969	79,814
Miscellaneous Non-Financial Assets		72,969	79,814
Non-Financial Assets		₩ 246,392	₩ 166,929

[1]	The Company recognized an impairment loss of KRW49,201 million as it was determined that there is an objective evidence of impairment related to its rights to equity interest in Orano Expansion for the year ended December 31, 2019.